Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value	Oct. 31, 2022 CAD ($)
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment	$ 264,449
Derivative liability	396,597
Fair Value Measurements Using Quoted prices in active markets for identical instruments (Level 1) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment	264,449
Derivative liability
Fair Value Measurements Using Significant other observable inputs (Level 2) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment
Derivative liability	396,597
Fair Value Measurements Using Significant unobservable inputs (Level 3) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment
Derivative liability